Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 6,290		$ 7,583
Unearned income	(809)		(1,027)
Subtotal	5,481		6,556
Residual values	2		7
Allowance for doubtful accounts	(170)		(201)
Finance Receivables, Net	5,313		6,362
Less: Billed portion of finance receivables, net	152		166
Less Current portion of finance receivables not billed, net	1,836		2,165
Finance Receivables Due After One Year, Net	3,325		4,031
Finance receivables contractual maturities billed	152
Finance receivables contractual maturity, current	2,353
Finance receivables contractual maturity, in two years	1,753
Finance receivables contractual maturities, in three years	1,234
Finance receivables contractual maturities, in four years	680
Finance receivables contractual maturities, in five years	242
Finance receivables contractual maturities, thereafter	28
Finance receivables contactual maturities	6,290
Finance receivables beneficial interest from purchaser	101
Finance receivables sold and derecognized	647
Gain on sale of receivalbes, pre-tax	44
Fees on sale of finance recievables	5
Servicing fee	0.01
Sale of receivables servicing fees	12
Effect of change in sensitivity assumptions on finance receivables sales beneficial interest	4
Beneficial interest in Other Current Assets	35		0
Beneficial interest in Other Long-term Assets	68		0
Finance receivable beneficial interest weighted average life	2 years 0 months 0 days
Finance receivables lease portfolio - low - years	2 years 0 months 0 days
Finance lease portfolio average maturity - high - years	3 years 0 months 0 days
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	201		212
Provision	75		100
Charge-offs	(97)		108
Recoveries and other	9		(3)
Sale of finance receivables	(18)
Ending Balance	170		201
Financing receivable collectively evaluated for impairment	5,481	[1]	6,556	[1]
Residual values not included in the impairment evaluation	2		7
Allowance for credit losses not included in the impairment evaluation	170		201
Loss rates of customers with investment grade credit quality	1.00%
Loss rates of customers with non investment grade credit quality low range	2.00%
Loss rates of customers with non investment grade credit quality high range	4.00%
Loss rates of customers with substandard doubtful credit quality	10.00%
United States
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	75		91
Provision	11		15
Charge-offs	(21)		(31)
Recoveries and other	3	[2]	0	[2]
Sale of finance receivables	(18)
Ending Balance	50		75
Financing receivable collectively evaluated for impairment	2,012	[1]	2,993	[1]
CANADA
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	33		37
Provision	9		11
Charge-offs	(15)		(17)
Recoveries and other	4	[2]	2	[2]
Sale of finance receivables	0
Ending Balance	31		33
Financing receivable collectively evaluated for impairment	801	[1]	825	[1]
Europe finance receivables [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	91		81
Provision	52		74
Charge-offs	(59)		(59)
Recoveries and other	1	[2]	(5)	[2]
Sale of finance receivables	0
Ending Balance	85		91
Financing receivable collectively evaluated for impairment	2,474	[1]	2,630	[1]
Other countries finance receivables [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	2	[3]	3	[3]
Provision	3	[3]	0	[3]
Charge-offs	(2)	[3]	(1)	[3]
Recoveries and other	1	[2],[3]	0	[2],[3]
Sale of finance receivables	0
Ending Balance	4	[3]	2	[3]
Financing receivable collectively evaluated for impairment	194	[1],[3]	108	[1],[3]
Credit Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beneficial interest key assumptions	0.021
Prepayment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beneficial interest key assumptions	0.093
Discount Rate Risk Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beneficial interest key assumptions	0.100
Europe finance receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables write-offs	flat
Document Technology Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables net carrying value	682
Finance receivables allowance to third-party financial institution	18
Proceeds from sale of finance receivables	$ 630

[1]	Total Finance receivables exclude residual values of $2 and $7 and the allowance for credit losses of $170 and $201 at December 31, 2012 and 2011, respectively.
[2]	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[3]	Includes developing market countries and smaller units.